Subsequent Events (Details Narrative) - USD ($)				1 Months Ended	2 Months Ended
	Nov. 03, 2017	Sep. 11, 2017	Jul. 07, 2017	Dec. 27, 2017	Jan. 09, 2018	Dec. 28, 2017	Dec. 15, 2017	Nov. 30, 2017	Sep. 07, 2017	Aug. 31, 2017	Aug. 31, 2016
Stock option exercise										130,000	1,277,834
Issuance of common stock			13,622					35,900,419		34,329,691	28,500,221
Proceeds from issuance of common stock			$ 40,000
Third Amendment 2015 Bridge Loan Agreement [Member]
Interest rate increase	10.50%
Maturity date	Dec. 31, 2022
Satterlee [Member]
Owed amount included in accounts payable										$ 105,184
Investor [Member] | Third Amendment 2015 Bridge Loan Agreement [Member]
Maturity date	Dec. 31, 2019
Subsequent Event [Member] | September 2017 Private Placement [Member]
Self directed shares issued		821,600
Self directed shares issued, per share		$ 3.11
Self directed shares issued, amount		$ 2,555,176
Exercise price		$ 3.42
Description Subscription agreements		The unit price was based on a 15% discount to the average of the 30 day closing price (last day being Friday September 8, 2017) of the Company’s common stock as reported on the OTCQB. Each unit consisted of one share of common stock and one Series S Stock Purchase Warrant to purchase one (1) share of common stock at an exercise price of $3.42 per share through September 29, 2017.
Subsequent Event [Member] | Third Amendment 2015 Bridge Loan Agreement [Member]
Interest rate increase	10.50%
Maturity date	Dec. 31, 2022
Subsequent Event [Member] | Satterlee [Member]
Owed amount included in accounts payable							$ 129,252
Subsequent Event [Member] | Investor [Member] | 2013 Bridge Loan Agreement [Member]
Maturity date	Dec. 31, 2019
Subsequent Event [Member] | Investor [Member] | 2015 Bridge Loan Agreement [Member]
Maturity date	Dec. 31, 2019
Subsequent Event [Member] | Series R [Member] | Third party [Member]
Issuance of common stock						285,823
Warrants exercise						468,750
Subsequent Event [Member] | Series S-A [Member] | Third Amendment 2015 Bridge Loan Agreement [Member]
Warrants exercise										300,000
Subsequent Event [Member] | Series Q [Member] | Third party [Member]
Issuance of common stock									189,940
Warrants exercise									468,750
Subsequent Event [Member] | Series Q [Member] | Investor [Member]
Issuance of common stock									189,940
Warrants exercise									468,750
Subsequent Event [Member] | Series P [Member]
Stock option exercise					1,500
Warrants exercise					1,500
Exercise price					$ 3.70
Proceeds from issuance of common stock					$ 5,550
Subsequent Event [Member] | Series P [Member] | Third Amendment 2015 Bridge Loan Agreement [Member]
Warrants exercise										213,500
Subsequent Event [Member] | Series R [Member] | Third Amendment 2015 Bridge Loan Agreement [Member]
Warrants exercise										468,750
Subsequent Event [Member] | Series N [Member] | Third Amendment 2015 Bridge Loan Agreement [Member]
Warrants exercise										767,000
Subsequent Event [Member] | Series M [Member] | Third Amendment 2015 Bridge Loan Agreement [Member]
Warrants exercise										246,000
Subsequent Event [Member] | Series O [Member] | September 2017 Private Placement [Member]
Stock option exercise		80,000
Warrants exercise		80,000
Exercise price		$ 3.10
Proceeds from issuance of common stock		$ 248,000
Subsequent Event [Member] | John Conklin [Member]
Stock option exercise									100,000
Issuance of common stock									46,097
Subsequent Event [Member] | John Conklin [Member] | Employment Agreement [Member]
Stock option exercise				1,008,000
Exercise price				$ 5.35
Maturity date				Dec. 31, 2021
Effective date				Jan. 01, 2018
Annual cash compensation				$ 275,000
Vesting rate description				Vesting at the rate of 1/48th per month and exercisable on a cashless basis
Subsequent Event [Member] | Four Individuals [Member]
Stock option exercise					104,167
Issuance of common stock					61,802
Subsequent Event [Member] | Two other employees [Member]
Stock option exercise									72,500
Issuance of common stock									33,151